FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

We measure certain financial assets and liabilities at fair value. Fair value is defined as an “exit price” which represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in valuing an asset or liability. The accounting guidance also requires the use of valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. As a basis for considering such assumptions and inputs, a fair value hierarchy has been established which identifies and prioritizes three levels of inputs to be used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1—Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Inputs other than the quoted prices in active markets that are observable either directly or indirectly, including: quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

Level 3—Unobservable inputs that are supported by little or no market data and require the reporting entity to develop its own assumptions.

As required by accounting guidance for fair value measurements, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2014 (in thousands):

	Fair Value Measurements at June 30, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at June 30, 2014
Risk Management Assets	$—	$4,473	$—	$(301)	$4,172
Risk Management Liabilities	—	(4,783)	—	301	(4,482)

Total Net Assets and Liabilities	$—	$(310)	$—	$—	$(310)

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 (in thousands):

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at December 31, 2013
Risk Management Assets	$—	$11,577	$—	$(975)	$10,602
Risk Management Liabilities	—	(975)	—	975	—

Total Net Assets and Liabilities	$—	$10,602	$—	$—	$10,602

As of June 30, 2014, the estimated fair value of cash and cash equivalents, accounts receivable, other current assets and current liabilities approximated their carrying value due to their short-term nature.

Fair Value of Financial Instruments

Fair value guidance requires certain fair value disclosures, such as those on our debt and derivatives, to be presented in both interim and annual reports. The estimated fair value amounts of financial instruments have been determined using available market information and valuation methodologies described below.

Reserve-Based Credit Facility—We believe that the carrying value of long-term debt for our reserve-based credit facility approximates its fair value because the interest rates on the debt approximate market interest rates for debt with similar terms. The debt is classified as a Level 2 input in the fair value hierarchy and represents the amount at which the instrument could be valued in an exchange during a current transaction between willing parties. Our reserve-based credit facility is discussed further in Note 7.

Derivative Instruments—The income valuation approach, which involves discounting estimated cash flows, is primarily used to determine recurring fair value measurements of our derivative instruments classified as Level 2 inputs. Our commodity derivatives are valued using the terms of the individual derivative contracts with our counterparties, expected future levels of oil and natural gas prices and an appropriate discount rate. Our interest rate derivatives are valued using the terms of the individual derivative contracts with our counterparties, expected future levels of the LIBOR interest rates and an appropriate discount rate. We prioritize the use of the highest level inputs available in determining fair value such that fair value measurements are determined using the highest and best use as determined by market participants and the assumptions that they would use in determining fair value.

4. FAIR VALUE MEASUREMENTS

We measure certain financial assets and liabilities at fair value. Fair value is defined as an “exit price” which represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in valuing an asset or liability. The accounting guidance also requires the use of valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. As a basis for considering such assumptions and inputs, a fair value hierarchy has been established which identifies and prioritizes three levels of inputs to be used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1—Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Inputs other than the quoted prices in active markets that are observable either directly or indirectly, including: quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

Level 3—Unobservable inputs that are supported by little or no market data and require the reporting entity to develop its own assumptions.

As required by accounting guidance for fair value measurements, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 (in thousands):

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at December 31, 2013
Risk Mgmt Assets	$—	$11,577	$—	$(975)	$10,602
Risk Mgmt Liabilities	—	(975)	—	975	—

Total Net Assets and Liabilities	$—	$10,602	$—	$—	$10,602

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 (in thousands):

	Fair Value Measurements at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at December 31, 2012
Risk Mgmt Assets	$—	$31,030	$—	$(5,634)	$25,396
Risk Mgmt Liabilities	—	(6,794)	—	5,634	(1,160)

Total Net Assets and Liabilities	$—	$24,236	$—	$—	$24,236

As of December 31, 2013, the estimated fair value of cash and cash equivalents, accounts receivable, other current assets and current liabilities approximated their carrying value due to their short-term nature.

Fair Value of Financial Instruments

Fair value guidance requires certain fair value disclosures, such as those on our debt and derivatives, to be presented in both interim and annual reports. The estimated fair value amounts of financial instruments have been determined using available market information and valuation methodologies described below.

Reserve-Based Credit Facility—We believe that the carrying value of long-term debt for our reserve-based credit facility approximates its fair value because the interest rates on the debt approximate market interest rates for debt with similar terms. The debt is classified as a Level 2 input in the fair value hierarchy and represents the amount at which the instrument could be valued in an exchange during a current transaction between willing parties. Our reserve-based credit facility is discussed further in Note 6.

Derivative Instruments—The income valuation approach, which involves discounting estimated cash flows, is primarily used to determine recurring fair value measurements of our derivative instruments classified as level 2 inputs. Our commodity derivatives are valued using the terms of the individual derivative contracts with our counterparties, expected future levels of oil and natural gas prices and an appropriate discount rate. Our interest rate derivatives are valued using the terms of the individual derivative contracts with our counterparties, expected future levels of the LIBOR interest rates and an appropriate discount rate. We prioritize the use of the highest level inputs available in determining fair value such that fair value measurements are determined using the highest and best use as determined by market participants and the assumptions that they would use in determining fair value.